Earnings per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	For the year ended March 31,
	2025	2024	2023
Numerator
Net income attributable to the Company’s shareholders basic and diluted	1,026,318	1,056,583	351,065

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted *	18,119,452	16,100,000	16,100,000

Earnings per share – basic and diluted	0.06	0.07	0.02

*	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).